Expenses (Details) - Schedule of Borrowing Costs - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Borrowing Costs [Abstract]
Total borrowing costs			$ 2,210,404	$ 2,650,396
Less: amounts included in the cost of qualifying assets
Total	$ 619,593	$ 233,435	$ 2,210,404	$ 2,650,396